Land Use Rights	12 Months Ended
Dec. 31, 2017
Land Use Rights [Abstract]
LAND USE RIGHTS

Note 6 – LAND USE RIGHTS

	December 31, 2017	December 31, 2016
Land use rights	$232,550	$117,094
Accumulated depreciation	(21,527)	(6,273)
Land use rights, net	$211,023	$110,821

During the years ended December 31, 2017, 2016 and 2015, amortization expense amounted to $14,283, $3,147 and $3,357, respectively. The Company expects to record amortization expense of $5,000, $5,000, $5,000, $5,000, $5,000 and $157,000 for 2018, 2019, 2020, 2021, 2022 and thereafter, respectively.

As of December 31, 2017 and 2016, land use right with net book values of $115,056 and $110,821, respectively, was pledged as collateral under certain loan arrangements (see Note 7).